Income Taxes (Deferred Income Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Deferred income tax assets:
Leasing transactions	$ 40,662	$ 41,393
Stock-based compensation	13,250	12,577
Restructure charges and impairments	2,885	3,231
Insurance reserves	18,595	19,425
Employee benefit plans	544	577
Gift cards	13,171	11,296
Other, net	10,903	10,294
Total deferred income tax assets	100,010	98,793
Deferred income tax liabilities:
Prepaid expenses	15,776	14,306
Goodwill and other amortization	25,333	23,879
Depreciation and capitalized interest on property and equipment	32,160	33,617
Other, net	3,522	3,842
Total deferred income tax liabilities	76,791	75,644
Net deferred income tax asset	$ 23,219	$ 23,149